Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 24, 2020	Dec. 31, 2019
Components of the company's financing receivables
Financing receivables, gross	$ 13,881	$ 18,580
Unearned income	(576)	(823)
Residual value	335	485
Amortized Cost	13,640	18,242
Allowance for credit losses	(201)	(263)
Total financing receivables, net	13,439	17,979
Financing receivables pledged as collateral for nonrecourse borrowings	408	482
Current Assets
Components of the company's financing receivables
Total financing receivables, net	8,014	10,892
Noncurrent Assets
Components of the company's financing receivables
Total financing receivables, net	5,425	7,086
Loan receivables
Components of the company's financing receivables
Financing receivables, gross	9,303	12,159
Unearned income	(353)	(488)
Amortized Cost	8,949	11,671
Allowance for credit losses	(131)	(173)
Total financing receivables, net	8,818	11,498
Financing receivables transferred	2,224	1,410
Loan receivables | Current Assets
Components of the company's financing receivables
Total financing receivables, net	5,371	6,955
Loan receivables | Noncurrent Assets
Components of the company's financing receivables
Total financing receivables, net	3,447	4,542
Lease receivables
Components of the company's financing receivables
Financing receivables, gross	3,336	4,001
Unearned income	(223)	(335)
Residual value	335	485
Amortized Cost	3,448	4,151
Allowance for credit losses	(64)	(82)
Total financing receivables, net	3,384	4,069
Financing receivables transferred	819	1,152
Lease receivables | Current Assets
Components of the company's financing receivables
Total financing receivables, net	1,406	1,525
Lease receivables | Noncurrent Assets
Components of the company's financing receivables
Total financing receivables, net	1,978	2,544
Commercial financing receivables
Components of the company's financing receivables
Financing receivables transferred	7,359	515
Commercial financing receivables, Held for investment
Components of the company's financing receivables
Financing receivables, gross	450	2,036
Unearned income		0
Amortized Cost	450	2,036
Allowance for credit losses	(6)	(8)
Total financing receivables, net	444	2,028
Commercial financing receivables, Held for investment | Current Assets
Components of the company's financing receivables
Total financing receivables, net	444	2,028
Commercial financing receivables, Held for sale
Components of the company's financing receivables
Financing receivables, gross	793	383
Amortized Cost	793	383
Total financing receivables, net	793	383
Commercial financing receivables, Held for sale | Current Assets
Components of the company's financing receivables
Total financing receivables, net	793	383
Client Financing Receivables
Components of the company's financing receivables
Amortized Cost	12,397	15,822
Allowance for credit losses	(195)	(255)		$ (252)
Financing receivables transferred	$ 3,043	$ 2,562
Third Party Investor | Maximum | Commercial financing receivables
Components of the company's financing receivables
Financing receivables to be sold			$ 3